Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details)		12 Months Ended
	Sep. 24, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Customer $ / shares shares
Summaryof Significant Accounting Policies Details [Line Items]
Right to receive exchange ratio of common stock	5.12922%
Sale of per share price (in Dollars per share) | $ / shares	$ 0.0001
Earn-outs, up to an aggregate | shares		65,628,258	10,066,610
Common stock, shares issued | shares		137,722,658	104,039,354
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Cash and cash equivalents		$ 217,100,000	$ 33,700,000
Accumulated deficit		145,500,000
Working capital		222,200,000
Net proceeds amount	$ 228,800,000
Allowance for doubtful receivables		0	0
Accounts receivable write off		0	0
Impairment loss recognized		0	0
Deferred revenue, revenue recognized		100,000	$ 200,000
Revenue, Remaining Performance Obligation, Amount		$ 1,800,000
Accounts Receivable | Credit Concentration Risk | Customer One
Summaryof Significant Accounting Policies Details [Line Items]
Concentration risk, percentage		81.00%
Accounts Receivable | Credit Concentration Risk | Customer Five
Summaryof Significant Accounting Policies Details [Line Items]
Concentration risk, percentage			97.00%
Revenue | Customer Concentration Risk
Summaryof Significant Accounting Policies Details [Line Items]
'Number of customer | Customer			5
Revenue | Customer Concentration Risk | Customer Five
Summaryof Significant Accounting Policies Details [Line Items]
Concentration risk, percentage		87.00%
Revenue | Customer Concentration Risk | Customer Three
Summaryof Significant Accounting Policies Details [Line Items]
Concentration risk, percentage			64.00%
PIPE Investor
Summaryof Significant Accounting Policies Details [Line Items]
Common stock, shares issued | shares	22,000,000
Common stock, par value | $ / shares	$ 10.00
Aggregate purchase price	$ 220,000,000.0
Common Stock
Summaryof Significant Accounting Policies Details [Line Items]
Earn-outs, up to an aggregate | shares		28,125,000